Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	MFS MUNICIPAL SERIES TRUST
Central Index Key	0000751656
Amendment Flag	false
Document Creation Date	Jul. 26, 2018
Document Effective Date	Jul. 27, 2018
Prospectus Date	Jul. 27, 2018
MFS® Alabama Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFALX
MFS® Alabama Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBABX
MFS® Alabama Municipal Bond Fund | I
Prospectus:
Trading Symbol	MLALX
MFS® Alabama Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOLX
MFS® Arkansas Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFARX
MFS® Arkansas Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBARX
MFS® Arkansas Municipal Bond Fund | I
Prospectus:
Trading Symbol	MARLX
MFS® Arkansas Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPRAX
MFS® California Municipal Bond Fund | A
Prospectus:
Trading Symbol	MCFTX
MFS® California Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBCAX
MFS® California Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCCAX
MFS® California Municipal Bond Fund | I
Prospectus:
Trading Symbol	MCAVX
MFS® California Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOAX
MFS® Georgia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MMGAX
MFS® Georgia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBGAX
MFS® Georgia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MGATX
MFS® Georgia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPGOX
MFS® Maryland Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSMX
MFS® Maryland Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMDX
MFS® Maryland Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMDIX
MFS® Maryland Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMDX
MFS® Massachusetts Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSSX
MFS® Massachusetts Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMAX
MFS® Massachusetts Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTALX
MFS® Massachusetts Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMAX
MFS® Mississippi Municipal Bond Fund | A
Prospectus:
Trading Symbol	MISSX
MFS® Mississippi Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMSX
MFS® Mississippi Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMSTX
MFS® Mississippi Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMSX
MFS® New York Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNYX
MFS® New York Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNYX
MFS® New York Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNYX
MFS® New York Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNYLX
MFS® New York Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPNYX
MFS® North Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNCX
MFS® North Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNCX
MFS® North Carolina Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNCX
MFS® North Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNCLX
MFS® North Carolina Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPNCX
MFS® Pennsylvania Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFPAX
MFS® Pennsylvania Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBPAX
MFS® Pennsylvania Municipal Bond Fund | I
Prospectus:
Trading Symbol	MPALX
MFS® Pennsylvania Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPPAX
MFS® South Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSCX
MFS® South Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBSCX
MFS® South Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTSCX
MFS® South Carolina Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOCX
MFS® Tennessee Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSTNX
MFS® Tennessee Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBTNX
MFS® Tennessee Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTNLX
MFS® Tennessee Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPONX
MFS® Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSVAX
MFS® Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBVAX
MFS® Virginia Municipal Bond Fund | C
Prospectus:
Trading Symbol	MVACX
MFS® Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MIVAX
MFS® Virginia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPVOX
MFS® West Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFWVX
MFS® West Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBWVX
MFS® West Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MWVIX
MFS® West Virginia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPWVX
Class A, B, C, I, T, R6 Prospectus | MFS® Municipal Income Fund | A
Prospectus:
Trading Symbol	MFIAX
Class A, B, C, I, T, R6 Prospectus | MFS® Municipal Income Fund | B
Prospectus:
Trading Symbol	MMIBX
Class A, B, C, I, T, R6 Prospectus | MFS® Municipal Income Fund | I
Prospectus:
Trading Symbol	MIMIX
Class A, B, C, I, T, R6 Prospectus | MFS® Municipal Income Fund | R6
Prospectus:
Trading Symbol	MPMNX
Class A, B, C, I, T, R6 Prospectus | MFS® Municipal Income Fund | C
Prospectus:
Trading Symbol	MMICX
Class A1, B1 Prospectus | MFS® Municipal Income Fund | A1
Prospectus:
Trading Symbol	MMIDX
Class A1, B1 Prospectus | MFS® Municipal Income Fund | B1
Prospectus:
Trading Symbol	MMIGX